Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	2.23
Maximum Aggregate Offering Price	$ 2,230,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 307.96
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act"). The Proposed Maximum Offering Price Per Share is based on the average of the high and low sales prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on July 6, 2026, which was $2.31 and $2.15, resulting in an average of $2.23 per share. (2) The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act by multiplying the Proposed Maximum Aggregate Offering Price by the current SEC registration fee rate of $138.10 per $1,000,000. (3) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional shares of Common Stock that may become issuable under the 2020 Equity Incentive Plan, as amended, by reason of stock splits, stock dividends, recapitalizations or similar transactions. (4) The amount registered represents the additional 1,000,000 shares authorized for issuance under the 2020 Equity Incentive Plan pursuant to the amendment approved by the Registrant's stockholders on July 3, 2025.